Note 2. Balance Sheet Data: Property and Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Buildings and Improvements, Gross	$ 476,603	$ 452,362
Machinery and Equipment, Gross	1,162,779	2,280,636
Property, Plant and Equipment, Other, Gross	213,429	0
Furniture and Fixtures, Gross	55,383	57,503
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,415,218	$ 1,791,649